PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating loss:
Selling and marketing expenses	$ (3,015)	¥ (19,674)	¥ (13,633)	¥ (9,827)
Research and development expenses	(1,774)	(11,576)	(9,839)	(10,106)
General and administrative expenses	(11,457)	(74,757)	(69,088)	(28,254)
Loss from operations	(14,491)	(94,556)	(89,082)	(43,609)
Interest expense	(175)	(1,143)	(2,609)	(925)
Other (expense) income, net	1,394	9,096	(1,823)	6,040
Change in fair value of convertible debt	1,016	6,630	(5,296)	(784)
Net loss attributable to ordinary shareholders	(12,333)	(80,475)	(101,060)	(42,063)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	428	2,793	2,978	797
Other comprehensive (loss) income, net of tax:
? Fair value change relating to Company's own credit risk on convertible loan	(17)	(108)	(955)
Foreign currency translation adjustment	428	2,793	2,978	797
Total comprehensive loss attributable to ordinary shareholders	(11,922)	(77,790)	(99,037)	(41,266)
Parent Company | Reportable Legal Entity
Operating loss:
Selling and marketing expenses	(601)	(3,922)	(5,393)	(2,871)
Research and development expenses	(736)	(4,800)	(2,534)	(1,958)
General and administrative expenses	(5,134)	(33,499)	(31,884)	(3,537)
Loss from operations	(6,471)	(42,221)	(39,811)	(8,366)
Interest expense	(60)	(393)	(1,576)	(828)
Other (expense) income, net	(106)	(692)	23
Change in fair value of convertible debt	1,016	6,630	(5,296)	(784)
Share of losses of subsidiaries	(6,712)	(43,799)	(54,400)	(32,085)
Net loss attributable to ordinary shareholders	(12,333)	(80,475)	(101,060)	(42,063)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	428	2,793	2,978	797
Other comprehensive (loss) income, net of tax:
? Fair value change relating to Company's own credit risk on convertible loan	(17)	(108)	(955)
Foreign currency translation adjustment	428	2,793	2,978	797
Total comprehensive loss attributable to ordinary shareholders	$ (11,922)	¥ (77,790)	¥ (99,037)	¥ (41,266)